Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Debt consisted of the following (in millions):

	December 31, 2013	December 31, 2012
WC Term Loan Agreement	$1,832.8	$—
Amended and Restated ACT Term Loan	1,310.0	1,700.0
Revolving Credit Facility	265.0	—
Senior Notes:
$450.0 million 5.00% notes	—	450.0
$1,200.0 million 1.875% notes due October 1, 2017	1,200.0	1,200.0
$1,250.0 million 7.75% notes due September 15, 2018	1,250.0	—
$400.0 million 6.125% notes due August 14, 2019	400.0	400.0
$1,700.0 million 3.250% notes due October 1, 2022	1,700.0	1,700.0
$1,000.0 million 4.625% notes due October 1, 2042	1,000.0	1,000.0
Plus: Unamortized premium	103.9	—
Less: Unamortized discount	(31.9)	(35.1)

Senior Notes, net	5,622.0	4,714.9
Capital leases	22.2	18.4

Total debt	9,052.0	6,433.3
Less: Current portion	534.6	176.2

Total long-term debt and capital leases	$8,517.4	$6,257.1

Schedule of Annual Debt Maturities

As of December 31, 2013, annual debt maturities were as follows (in millions):

Total Payments
2014	$241.3
2015	241.3
2016	1,166.3
2017	2,159.3
2018	1,784.6
2019 and after	3,100.0

8,692.8

Capital Leases	22.2
Revolving Credit Facility	265.0
Unamortized Premium	103.9
Unamortized Discount	(31.9)

Total Indebtedness	$9,052.0

Schedule of Future Minimum Lease Payments under Capital and Operating Leases

The future minimum lease payments under both capital and operating leases that have remaining terms in excess of one year are:

	Capital	Operating
2014	9.7	50.8
2015	3.9	41.1
2016	3.6	30.4
2017	2.0	22.0
2018	1.0	16.4
Thereafter	3.9	47.9

Total minimum lease payments	24.1	$208.6

Less: amount representing interest	(1.9)

Present value of net minimum lease payments	$22.2

Schedule of Assets Capitalized under Capital Leases

The assets capitalized under capital leases as of December 31, 2013 and 2012 are:

	December 31,
	2013	2012
Machinery & Equipment	$1.3	$7.9
Other	4.5	0.8
Building & Improvements	6.8	0.5
Transportation	15.9	—
Land	6.6	6.5
Computer software / hardware	1.0	—

Total	$36.1	$15.7